Accumulated Other Comprehensive (Loss) Income (AOCI) (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Summary of AOCI Balances Including Amounts Reclassified from AOCI into Net Income
The changes in the AOCI balances, including amounts reclassified from AOCI into net income, are presented in the table below.

	Foreign currency translation	Unrealized (losses) gains on hedging instruments	Unrecognized (losses) gains and prior service cost, net	Total accumulated other comprehensive loss
	(in millions)
Balance at December 31, 2014	$19	$(5)	$(598)	$(584)
Other comprehensive (loss) income before reclassifications, net of tax	(161)	(15)	81	(95)
Amounts reclassified from AOCI, net of tax	41	12	52	105
Net current period other comprehensive (loss) income	(120)	(3)	133	10
Balance at December 31, 2015	$(101)	$(8)	$(465)	$(574)

Other comprehensive (loss) income before reclassifications, net of tax	(77)	3	(119)	(193)
Amounts reclassified from AOCI, net of tax	—	11	30	41
Net current period other comprehensive (loss) income	(77)	14	(89)	(152)
Balance at December 31, 2016	$(178)	$6	$(554)	$(726)

Other comprehensive income (loss) before reclassifications, net of tax	124	7	(137)	(6)
Amounts reclassified from AOCI, net of tax	—	(4)	45	41
Net current period other comprehensive income (loss)	124	3	(92)	35
Balance at December 31, 2017	$(54)	$9	$(646)	$(691)

Summary of Amounts Reclassified from AOCI into Net Income
Further details regarding the amounts reclassified from AOCI into net income are presented in the table below.

	Amount Reclassified from AOCI(a)			Affected Line Item in the Audited Consolidated Statements of Operations
	Year Ended December 31,
Details About AOCI Components	2017	2016	2015
	(in millions)
Foreign currency translation adjustments:
MSI divestiture	$—	$—	$(41)	Loss related to business divestitures
	—	—	(41)	Income from continuing operations before income taxes
	$—	$—	$(41)	Income from continuing operations

Gain (loss) on hedging instruments:
MSI divestiture	$—	$—	$(2)	Loss related to business divestitures
Other	5	(13)	(16)	Cost of sales-products
	5	(13)	(18)	Income from continuing operations before income taxes
	(1)	2	6	Provision for income taxes
	$4	$(11)	$(12)	Income from continuing operations

Amortization of defined benefit pension and postretirement items:
MSI divestiture	$—	$—	$(14)	Loss related to business divestitures
Net loss(b)	(59)	(48)	(67)
	(59)	(48)	(81)	Income from continuing operations before income taxes
	14	18	29	Provision for income taxes
	$(45)	$(30)	$(52)	Income from continuing operations
Total reclassification for the period	$(41)	$(41)	$(105)	Income from continuing operations
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(a)	Amounts in parentheses indicate charges to the consolidated statements of operations.

(b)	Amounts related to pension and postretirement benefit plans were reclassified from AOCI and recorded as a component of net periodic benefit cost (see Note 19 for additional information).